Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets
	June 30, 2023	December 31, 2022	Weighted average amortization period
	Unaudited	Audited
Cost:
Customer relationship	1,032	1,032	7-8.84
Suppliers relationship*	761	-	8.84
Non-competition	270	270	4

	2,063	1,302
Accumulated amortization and impairments:
Customer relationship	776	758
Suppliers relationship	20	-
Non-competition	93	58

	889	816

Amortized cost	$1,174	$486
*	On July 7, 2013, the Company entered into a profit sharing agreement with Proteus Ltd, providing for the joint market and sale of certain products.